Share capital - Other information (Details) - EUR (€)			12 Months Ended
	Apr. 30, 2024	Apr. 25, 2017	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Authorization period			5 years
General authorization of share capital
Disclosure of classes of share capital [line items]
Authorization period	5 years
Authorized capital, approved	€ 71,288,987.72
Authorized capital, remained available under the general part			€ 63,817,777.72
Percentage of share capital	20.00%
Specific authorization of share capital
Disclosure of classes of share capital [line items]
Authorization period		5 years
Authorized capital, approved		€ 82,561,764.93
Specific authorization of share capital | Minimum
Disclosure of classes of share capital [line items]
Percentage of share capital		20.00%
Specific authorization of share capital | Maximum
Disclosure of classes of share capital [line items]
Percentage of share capital		33.00%